EXHIBIT 99.16

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-1 Dropped Loans - Compliance Only
Start - End Dates:	10/21/16-11/30/17
Deal Loan Count:	31

Conditions Report 2.0

Loans in Report:	31
Loans with Conditions:	14

Loan Number	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
495299594	XXXXXX	CA	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	A	RB	RA	CMPTRID4583	TRID - LE sent prior to CD, but either confirmed receipt date or assumed receipt date is on or after the CD receipt date	No
Final LE sent XXX but not signed of acknowledged therefore defaults top assumed receipt date of XXX which is after the receipt date of Initial CD dated XXX. Please provide proof of the LE issued XXX as received by the borrower prior to the CD issued XXX.
																																11.29.17 - Client responded. 11/22 - Please see the attached proof of LE delivery. 11.29.17 - Clayton has reviewed clients response and LE was sent to borrower on XXX via email.	11.29.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495299594	XXXXXX	CA	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3952	TRID - CD: The CD Projected Payments section and the CD Loan Disclosures section are not consistent in regards to whether or not an escrow account will be established	No
Exception satisfied. Post Close CD XXX corrects this error. CD XXX Loan Disclosures, Escrow Account Will Have Escrow account is marked which does not match Projected Payments, Estimated Taxes, Insurance & Assessments which reflects No Escrows.
																																(No Data)	(No Data)	Non-Numeric	Not Applicable	(No Data)
495299594	XXXXXX	CA	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4147	TRID - Closing Disclosure; Optional designation missing from optional insurance product	No	CD's issued XXX and XXX Other Costs, Section H Home warranty missing "Optional" designation from optional insurance product.	11.21.2017 Client responded. 11/10 - Please see the attached revised CD 11.21.2017 - Clayton has reviewed and PCCD provided that corrected errors. Not material.	11.21.2017 - Exception satisfied.	Non-Numeric	Not Applicable	(No Data)
495296928	XXXXXX	NY	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD: XXX, CD: XXX and CD: XXX, Section: Other Costs, the recording fees are not itemized.	11.30.17 - Client responded. 11/29 - Please see the attached revised CD. 11.30.17 - Clayton has reviewed clients response and PCCD dated 11.28.17 corrects error.	11.30.17 - Exception satisfied.	Hybrid	Not Applicable	(No Data)
495261900	XXXXXX	MD	(No Data)	(No Data)	B	A	N/A	N/A	N/A	N/A	B	A	B	A	N/A	N/A	N/A	N/A	RB	RA	Compliance	State Consumer Protection	Satisfied	B	A	RB	RA	CMPSTCP2129	MD Counseling Notice not in file	No	Missing XXX Counseling Notice.	11.20.17 - Client responded. XXX - Client provided XXX Counseling Notice disclosure. 11.20.17 - Clayton reviewed XXX Counseling Notice disclosure.	11.20.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	State Consumer Protection	Satisfied	B	A	RB	RA	CMPSTCP2129	MD Counseling Notice not in file	No	Missing XXX Counseling Notice.	11.17.17 - Client responded. 11/9 - Please see attached the copy of the Counseling Notice and Signed receipt of Disclosures 11.17.17 - Clayton has reviewed and document provided as required.	11.17.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	RA	RA	CMPTRID3708	TRID - Curable Issue #2 related to the Closing Disclosure in file	No	Exception satisfied. CD issued XXX corrects this error. CD XXX and XXX Closing information the settlement agent and File number is not listed.	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	RA	RA	CMPTRID3929	TRID - CD: The Purpose is not Purchase but the Valuation Type = Sales Price	No	Exception satisfied. Corrected on Post CD XXX. CD: XXX and XXX, Section: Loan Information, reflect Purpose, Value: Refinance: Closing Information, reflect Valuation Type, Value: Sale Price.	(No Data)	(No Data)	Non-Numeric	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3604	TRID - Error discovered on Closing Disclosure	No
1. Exception satisfied, corrected on Post Close CD issued XXX. CD XXX and XXX Section: Loan Costs, section (C) missing name of provider for Lender's Title Insurance.

2. Exception satisfied, corrected on Post Close CD issued XXX. CD XXX and XXX, Section: Transaction Information the seller address is missing.
																																(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3970	TRID - CD: The Partial Payments section of the Loan Disclosures section has all three options selected, no options selected, or an improper combination of selections.	No	Exception satisfied. Corrected on Post CD XXX. CD: XXX, Section: Loan Disclosures;Partial Payments section missing checked box.	(No Data)	(No Data)	Non-Numeric	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD XXX, XXX, XXX and XXX Section: Other Costs; section (F) missing name of provider for Homeowners Insurance Premium.	11.20.2017 Client responded. 11/10 - Please see the attached revised CD 11.20.2017 - Clayton has reviewed and PCCD provided that corrected errors. Not material.	11.20.2017 - Exception Satisfied	Hybrid	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	RC	RB	CMPTRID3568	TRID - Error discovered on the Loan Estimate	No	Exception satisfied. LE issued XXX corrects this error. LE XXX the applicants address is not listed.	(No Data)	(No Data)	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	N/A	A	N/A	RA	CMPTRID3748	TRID - Error #9 discovered on Closing Disclosure	No	PCCD dated XXX (1) Closing information Section missing Settlement Agent and File#. (2) Loan Information Section: Purpose reflects Refi, loan is a purchase.
11.29.17 - Client responded. 11/22 - NMLS ID not required for all settlement agent.
11.29.17 - Clayton has reviewed clients response and the exception has nothing to do with the NMLS number. Page one of the PCCD is missing the Settlement Agent name and the file # usually assigned by the Settlement Agent as well as states for Purpose Refinance when the loan was a Purchase.
12.1.17 - Client responded 11/28 - Provided PCCD to correct error.
12.1.17 - Clayton reviewed PCCD dated XXX correcting error.
																																	11.29.17 - Exception remains. 12.1.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	N/A	B	N/A	RB	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	No	PCCD dated XXX (1) Loan Costs Section (B) Lenders Title Insurance missing payee.	12.1.17 - Client responded 11/28 - Provided PCCD to correct error. 12.1.17 - Clayton reviewed PCCD dated XXX correcting error.	12.112.1.17 Exception satisfied.	(No Data)	Not Applicable	(No Data)
495260181	XXXXXX	MD	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	N/A	B	N/A	RB	CMPTRID3732	TRID - Error #3 discovered on Closing Disclosure	No	PCCD dated XXX (1) Contact Information missing NMLS ID for settlement Agent (2) Loan Disclosures Section: Partial Payment Option not chosen	12.1.17 - Client responded 11/28 - Provided PCCD to correct error. 12.1.17 - Clayton reviewed PCCD dated XXX correcting Loan Disclosure Section. NMLS is not required for settlement agent.	12.1.17 Exception satisfied.	(No Data)	Not Applicable	(No Data)
495254337	XXXXXX	TX	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495248385	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495244026	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)
495243953	XXXXXX	CA	(No Data)	(No Data)	B	A	N/A	N/A	N/A	N/A	B	A	B	A	N/A	N/A	N/A	N/A	RB	RA	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	A	RB	RA	CMPTRID3478	TRID - Written List of Providers not compliant	No	Written List of Providers does not provide a date.	11.20.2017 Client responded. 11/10 - Please see the attached SPL11.20.2017 - Clayton has reviewed and SPL provided that corrected errors. Not material.	11.20.2017 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495241674	XXXXXX	TX	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495239781	XXXXXX	VA	(No Data)	(No Data)	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	RA	RB	Compliance	TILA/RESPA Integrated Disclosure	Active	N/A	B	N/A	RB	CMPTRID4348	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No
Post Close CD dated XXX, contains an adjustable payment table, docs in file do not show this is an adjustable rate loan.
All CD's Loan Disclosures "Will not have an escrow account because" no box checked as to why.

01.12.2018 Client Provided Post Close CD dated XXX correcting the "All CD's Loan Disclosures "Will not have an escrow account because" no box checked as to why." marked as declined.

Client stated AP table can not be removed, which will remain as a non material exception.
																																	01.12.2018 Exception Remains. Non Material Final Grade B	Hybrid	Not Applicable	(No Data)
495239781	XXXXXX	VA	(No Data)	(No Data)	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	RA	RB	Compliance	TILA/RESPA Integrated Disclosure	Active	N/A	B	N/A	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No
CD Dated XXX, Final CD dated XXX, and Post Close CD dated XXX Other Costs Section E.
Recording fees were not broken out into Deed, Mortgage, Other.
Also for Other Cost, Section F. Homeowner's Insurance is missing the amount of months.

12.4.17 - Client responded. 11/30 - total amount in recording fees charged to the borrower do not violate XXX% tolerance. Homeowners Insurance, subject to unlimited tolerance, was a bona fide charge. The type of error would not mathematically effect disclosed totals charged to the borrower.
12.4.17 - Clayton has reviewed clients response and although the total recording fees do not violate the XXX% tolerance they still have to be broken out per Deed, Mortgage, etc. HOI is required to reflect number of months collected.
																																	12.4.17 - Exception remains.	Hybrid	Not Applicable	(No Data)
495238264	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4147	TRID - Closing Disclosure; Optional designation missing from optional insurance product	No	CD: XXX Other Fees Section H: Home Warranty does not indicate optional designation.	11.16.17 - Client responded. X - Corrected revised CD attached with LOX 11.16.17 - Clayton has reviewed PCCD dated XXX and corrects error.	11.16.17 - Exception satisfied.	Non-Numeric	Not Applicable	(No Data)
495238264	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	RC	RA	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	No	Need proof initial CD XXX was received by borrower XXX days before consummation date of XXX.
11.17.17 - Client responded. 11/9 - Disagree The attached Disclosure Management provides verification that the borrower received the initial CD dated XXX XXX days prior to the close date of XXX.
11.17.17 - Clayton has reviewed clients response and Disclosure reflects receive date of XXX. verifying the borrower received XXX days prior to consummation as required. X
																																	11.17.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495238020	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)
495235213	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495232980	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495231455	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495231276	XXXXXX	WA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495229437	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	Federal Consumer Protection	Active	B	B	RB	RB	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	No	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same, missing middle name.	11.16.17 Client responded. 11/8 - The disclosed name and/or the combination of the disclosed name with NMLS ID are sufficiently distinct to enable a consumer to identify the MLO.	11.16.17 Final review of clients response and exception remains.	(No Data)	Not Applicable	(No Data)
495229437	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	Finance Charge Tolerance	Satisfied	C	B	RC	RB	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	No	Finance charge understated by $XXX. Missing list of fees included in APR and breakdown of credits when applicable.
11.16.17 - Client responded. Predatory worksheet provided.
11.16.17 - Clayton has reviewed clients response. Borrower received $XXX seller concession and predatory worksheet does not breakdown which fees this applies to. Please provide breakdown of fees seller concession covers.
12/20/17: rereview with doc provided; Borrower received $XXX seller concession and predatory worksheet does not breakdown which fees this applies to. Please provide breakdown of fees seller concession covers.
																																	11.6.17 - Exception remains. 12/20/17: exception remains	(No Data)	Not Applicable	(No Data)
495229437	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	Finance Charge Tolerance	Satisfied	C	B	RC	RB	CMPFINT4372	TILA/TRID-Disclosed Amount Financed is higher than Claytons calculated Amount Financed	No	Amount Financed, Value: XXX and Amount Financed as Calculated, Value: XXX. A difference of $XXX. Missing list of fees included in APR and breakdown of credits when applicable.
11.16.17 - Client responded. Predatory worksheet provided.
11.16.17 - Clayton has reviewed the client’s response and an internal calculation of the Total Payments is $XXX. Seller concession of $XXX was received by borrower and Predatory Worksheet provided does not reflect what fees were paid be Seller as part of the Concession. Please provide breakdown of those fees included in the seller concession.
12.19.17 Lender response; Lender provided CD dated XXX that was previously issued in the file. Clayton response : please provide Fees Worksheet that shows itemization of all fees.
12/20/17: re-reviewed again at Clayton, no change from above - please provide Fees Worksheet that shows itemization of all fees.
																																	11.16.17 - Exception remains. 12.19.17 - Exception remains 12/20/17: exception remains	Numeric	Not Applicable	(No Data)
495229437	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	Exception satisfied. CD: XXX corrects this error. CD: XXX, Section: Loan Costs, Field: C Services Borrower Did Shop For, XXX, missing payee.	(No Data)	(No Data)	Hybrid	Not Applicable	(No Data)
495228355	XXXXXX	CA	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4147	TRID - Closing Disclosure; Optional designation missing from optional insurance product	No	CD: XXX and XXX Section: Other Fees,(H) Optional designation missing from Home Warranty product	11/14 - Please see the attached revised CD	11.16.17 - Exception satisfied.	Non-Numeric	Not Applicable	(No Data)
495228355	XXXXXX	CA	(No Data)	(No Data)	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD: XXX and XXX, Section: Other Costs, the recording fees are not itemized.	11/14 - Please see the attached revised CD	11.16.17 - Exception satisfied.	Hybrid	Not Applicable	(No Data)
495226608	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)
495222950	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)
495222819	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495220372	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	N/A	A	N/A	RA	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	No	Missing evidence borrower received initial CD a minimum XXX days prior to consummation date
11.30.17 Client responded: XXX - See attached XXX Disclosure Management printout showing the borrower received the CD on XXX.
11.30.17 -Clayton has reviewed and disclosure reflects electronic receipt date of XXX.
																																	11.30.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495220372	XXXXXX	CA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	N/A	A	N/A	RA	CMPTRID4583	TRID - LE sent prior to CD, but either confirmed receipt date or assumed receipt date is on or after the CD receipt date	No	Missing evidence that LE dated XXX; LE XXX and LE XXX were received prior to date of initial CD dated XXX.
12.5.17 - 12/1/17 attached please find Electronic confirmation that borrower received the XXX disclosures on XXX and the 9/26 disclosure on XXX.
12.5.17 - Clayton has reviewed clients response and LE's dated XXX were received on XXX and the LE on XXX per the Disclosure Tracking was received on XXX.
																																	12.5.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495214476	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	A	RB	RA	CMPTRID4583	TRID - LE sent prior to CD, but either confirmed receipt date or assumed receipt date is on or after the CD receipt date	No	Need proof LE issued XXX was received by the borrower prior to initial CD issued XXX.
11. 21.17 Client responded: 11/20 - See attached XXX Disclosure Tracking printout showing the borrower received the LE on XXX.
11.21.17 -Clayton has reviewed and disclosure reflects electronic receipt date of XXX
																																	11.21.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495214476	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD: XXX and XXX Other Costs Section F:Homeowner's insurance premium is missing the number of months.	11.21.2017 Client responded. 11/10 - Please see the attached revised CD 11.21.2017 - Clayton has reviewed and PCCD provided that corrected errors. Not material.	11.21.2017 - Exception satisfied.	Hybrid	Not Applicable	(No Data)
495214476	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	RC	RA	CMPTRID3846	TRID - CD: The Due from Borrower at Closing amount disclosed in the CD Summary of Transactions section does not equal its component parts	No	CD:XXX and XXX Summaries of Transactions- Section K- Payoffs and Payment amount on line 4 states $XXX and Payoffs and Payment on CD Addendum is $XXX.	11.21.2017 Client responded. 11/10 - Please see the attached revised CD 11.21.2017 - Clayton has reviewed and PCCD provided that corrected errors. Not material.	11.21.2017 - Exception satisfied.	Numeric	Not Applicable	(No Data)
495209080	XXXXXX	CO	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495208888	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No
1. Exception satisfied. CD XXX corrects the issue. CD: XXX Other Costs Section F: property taxes is missing the payee.

2. Exception satisfied CD XXX corrects the issue. CD: XXX and XXX Other Costs Section E: Recording Fee does not indicate whether fees are from Mortgage or Deed.
																																(No Data)	(No Data)	Hybrid	Not Applicable	(No Data)
495208888	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	RC	RB	CMPTRID4571	TRID - CD: Neither the Will Have nor Will Not Have an Escrow Account in the CD Loan Disclosures section are selected.	No	CD: XXX and XXX Loan Disclosures Section: Escrow Account- Neither the "Will Have" nor "Will Not Have" is not selected and $XXX is listed in the Non-Escrowed Property Costs over Year 1.	11.28.17 - Client responded 11/22 and provided PC CD dated XXX to correct error. 11.28.17 - Clayton reviewed PC CD dated XXX correcting error.	11.28.17 - Exception satisfied.	Non-Numeric	Not Applicable	(No Data)
495208832	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	Right of Rescission	Satisfied	B	B	RB	RB	CMPROR118	ROR - Disbursement date is on/before disclosed "midnight of" date	No	ROR is signed by the borrower on XXX with an expiration date of XXX. Please provide a ROR with a later disbursement date.
11.29.17 - Client responded 11/24 - See attached Final Settlement Statement which documents the loan did not disburse until XXX. The date of XXX on the ROR is acceptable.
11.29.17 - Clayton reviewed Client's response. While settlement statement shows date of disbursement of XXX is acceptable for ROR purposes, the Final CD shows a disbursement date of XXX and this is incorrect. Provide corrected Final CD to correct disbursement date. 11.29.17 - Exception remains open.
11.30.17 - Client responded. Updated ROR reopening recession period provided.
11.30.17 - Clayton has reviewed clients response and although updated XXX have been provided to reopen the recession period that is only one step of the process. A corrected PCCD is still required reflecting the correct disbursement date. 11.30.17 - Exception remains.
12.6.17 - Client responded. PCCD provided to correct error.
12.6.17 - Clayton has reviewed clients response and PCCD dated 12.6.17 corrects error.
																																	12.6.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495208832	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	Right of Rescission	Satisfied	C	B	RC	RB	CMPROR2330	ROR - Disbursement date is before end of statutory rescission period	No	ROR is signed by the borrower on XXX with an expiration date of XXX. Please provide a ROR with a later disbursement date.
11.29.17 - Client responded 11/24 - See attached Final Settlement Statement which documents the loan did not disburse until XXX. The date of XXX on the ROR is acceptable.
11.29.17 - Clayton reviewed Client's response. While settlement statement shows date of disbursement of XXX is acceptable for ROR purposes, the Final CD shows a disbursement date of XXX and this is incorrect. Provide corrected Final CD to correct disbursement date. 11.29.17 - Exception remains.
11.30.17 - Client responded. Updated ROR reopening recession period provided.
11.30.17 - Clayton has reviewed clients response and although updated XXX have been provided to reopen the recession period that is only one step of the process. A corrected PCCD is still required reflecting the correct disbursement date. 11.30.17 - Exception remains.
12.6.17 - Client responded. PCCD provided to correct error.
12.6.17 - Clayton has reviewed clients response and PCCD dated XXX corrects error.
																																	12.6.17 - Exception satisfied.	(No Data)	Not Applicable	(No Data)
495208832	XXXXXX	CA	(No Data)	(No Data)	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID4320	TRID - CD: The stated Closing Costs Financed (Paid from Your Loan Amount) amount in the CD Calculating Cash to Close section (Alt Version) does not equate to the amount based on the Reg's formula.	No	Exception satisfied. Post Close CD issued on XXX corrects this error. CD dated XXX- Calculating Cash to Close- Closing Costs Financed - Final is $XXX and Per Clayton Calculation is $XXX.	(No Data)	(No Data)	Numeric	Not Applicable	(No Data)
495204201	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)
495201783	XXXXXX	CA	(No Data)	(No Data)	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	RA	RB	Compliance	TILA/RESPA Integrated Disclosure	Active	N/A	B	N/A	RB	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	No	CD XXX, CD XXX, and PC CD XXX Formatting Other Costs F:01 missing months
12.4.17 - Client responded. 11/30 - The type of error would not mathematically effect disclosed totals charged to the borrower.
12.4.17 - Clayton has reviewed clients response and although this may not mathematically effect disclosed totals it is a requirement that number of months for HOI be disclosed to borrower to include if initial premium of XXX months.
																																	12.4.17 - Exception remains.	Hybrid	Not Applicable	(No Data)
495200053	XXXXXX	WA	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495198332	XXXXXX	CO	(No Data)	(No Data)	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	RA	RA																(No Data)
495198107	XXXXXX	(No Data)	(No Data)	(No Data)	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A	(No Data)	N/A	N/A	N/A	N/A	N/A	(No Data)	N/A																(No Data)